Investment Objectives and Goals	Jun. 10, 2025
WEBs Defined Volatility XLE ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs DEFINED VOLATILITY XLE ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLE Index (the “Index”).
WEBs Defined Volatility XLB ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs DEFINED VOLATILITY XLB ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLB Index (the “Index”).
WEBs Defined Volatility XLI ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs DEFINED VOLATILITY XLI ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLI Index (the “Index”).
WEBs Defined Volatility XLY ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs DEFINED VOLATILITY XLY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLY Index (the “Index”).
WEBs Defined Volatility XLP ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs DEFINED VOLATILITY XLP ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLP Index (the “Index”).
Webs Defined Volatility XLV ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs DEFINED VOLATILITY XLV ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLV Index (the “Index”).
WEBs Defined Volatility XLF ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs DEFINED VOLATILITY XLF ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLF Index (the “Index”).
WEBs Defined Volatility XLK ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs DEFINED VOLATILITY XLK ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLK Index (the “Index”).
Webs Defined Volatility XLC ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs DEFINED VOLATILITY XLC ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLC Index (the “Index”).
WEBs Defined Volatility XLU ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs DEFINED VOLATILITY XLU ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLU Index (the “Index”).
WEBs Defined Volatility XLRE ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs DEFINED VOLATILITY XLRE ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLRE Index (the “Index”).